Redacted Loan ID	LoanUID	Loan Number	Servicer	Borrower	Property State	Due Date	PH Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comment
532B1A8D-4324-4A7B-9C9F-D182BBCB1233	xxx	xxx	xxx	xxx	AL	8/1/2016		8/1/2015	2/4/2016	Excessive Obligations	Not Determined		Never			Never				Previously	Forbearance
Loan was referred to loss mitigation on 03/11/2016.  Loss mitigation was rejected on 04/04/2016 due to borrower failing to reinstate the account as agreed. Loan was referred to loss mitigation again on 04/20/2016. Investor approved two months extension with two payments made in the amount of $729.36 to complete the January 2016 and February 2016 payments. Reinstatement funds were received on 04/22/16. Deferment agreement activated on 04/XX/16 with payments of $365.40, next due date of 05/XX/2016 with a new maturity date of 10/2037. Forbearance plan was completed and approved on 06/XX/16 with payments of $182.30 for current extension and remainder extension payments of $547.70 with a new due date of 07/XX/2016. A comment on 7/5/2016 indicated the forbearance plan was completed and the file was closed.
																								No		Collections	No			Servicer notes dated 08/02/16 note that the fire insurance policy is expired.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY:  There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Loan was referred to loss mitigation on 03/11/2016.  Loss mitigation was rejected on 04/04/2016 due to borrower failing to reinstate the account as agreed. Loan was referred to loss mitigation again on 04/20/2016. Investor approved two months extension with two payments made in the amount of $729.36 to complete the January 2016 and February 2016 payments. Reinstatement funds were received on 04/22/16. Deferment agreement activated on 04/XX/16 with payments of $365.40, next due date of 05/XX/2016 with a new maturity date of 10/2037. Forbearance plan was completed and approved on 06/XX/16 with payments of $182.30 for current extension and remainder extension payments of $547.70 with a new due date of 07/XX/2016. A comment on 7/5/2016 indicated the forbearance plan was completed and the file was closed.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Servicer notes dated 08/02/16 note that the fire insurance policy is expired.

499C66E2-974D-4170-A6B5-FEF3FDBD9DAB	xxx	xxx	xxx	xxx	IL	6/1/2016				Not Determined	Owner		Never			Never				Never				No		Current	No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.